Accounting policies (Details)	12 Months Ended
Dec. 31, 2025
Computer software | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Intangible assets useful life	5 years
Computer software | Top of range
Disclosure of detailed information about intangible assets [line items]
Intangible assets useful life	10 years
Brands
Disclosure of detailed information about intangible assets [line items]
Years established	20 years
Customer relationships
Disclosure of detailed information about intangible assets [line items]
Intangible assets useful life	14 years